First Trust Managed Municipal Fund
Portfolio of Investments
July 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 97.9%
	Alabama – 3.8%
$500,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 06/01/29)	5.25%	02/01/53	$521,443
360,000	Homewood AL Eductnl Bldg Auth Rev Stdt Hsg & Parking Proj, Ser C	5.50%	10/01/44	372,381
500,000	Jacksonville Pub Eductnl Bldg Auth JSU Fdtn Proj, Ser A, BAM	5.13%	08/01/44	520,309
500,000	SE Energy Auth AL Cooperative Dist Cmdy Sply Rev Proj #6, Ser B (Mandatory put 06/01/30)	5.00%	01/01/54	523,741
				1,937,874
	Arizona – 0.5%
250,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (a)	4.00%	07/01/29	248,807
	Arkansas – 0.5%
250,000	AR Dev Fin Auth Envrnmntl Rev Sustainable Bond United States Steel Corp Proj, AMT	5.45%	09/01/52	253,662
	California – 8.0%
835,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	834,784
250,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (a)	5.00%	07/01/38	249,794
500,000	CA St Muni Fin Auth Rev Sfmta Potrero Yard Modernization Proj, Ser A	5.50%	09/01/56	533,951
250,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Poseidon Res LP Desalination Proj, AMT (a)	5.00%	07/01/36	266,381
1,000,000	Kern CA Cmnty Clg Dist, Ser D	5.25%	08/01/40	1,087,421
25,000	Los Angeles CA Dept of Arpts Arpt Rev Prerefunded Subord Ref, Ser D, AMT (Pre-refunded maturity 11/15/31)	5.00%	05/15/33	27,093
500,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/31	537,745
500,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/49	501,751
				4,038,920
	Colorado – 4.3%
650,000	Adams & Arapahoe Cntys CO Jt Sch Dist #28J Aurora, COPS, BAM	5.25%	12/01/43	697,377
900,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.50%	11/15/33	1,003,974
500,000	Thompson Crossing Met Dist #4 CO Ref	5.00%	12/01/39	501,510
				2,202,861
	Connecticut – 1.1%
500,000	Aquarion Wtr Auth CT Wtr Sys Rev, Ser A	5.25%	08/01/46	539,170
	District of Columbia – 1.4%
650,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.25%	10/01/40	685,725
	Florida – 9.3%
395,000	Beach Cmnty Dev Dist FL Capital Impt Rev Ref, AG	5.25%	05/01/44	404,970
500,000	Berry Bay II CDD FL Spl Assmnt Proj, Ser 2024	5.20%	05/01/44	489,934
320,000	Broward Cnty FL Port Facs Rev, AMT	5.00%	09/01/38	331,373
250,000	Capital Trust Auth Fl Rev Aids Hlthcare Fndtn Oblig Grp, Ser A	4.75%	12/01/42	254,379
500,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utilities Proj, AMT	5.88%	10/01/45	517,406
500,000	FL Dev Fin Corp Hlthcarefacs Rev Tampa General Hosp Proj, Ser A	5.00%	08/01/44	522,688
605,000	Jea FL Elec Sys Rev Ref, Ser Three A	3.00%	10/01/40	511,436

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$500,000	Lakewood Ranch FL Stewardship Dist Util Rev Sys Acq Proj, AG	5.25%	10/01/48	$518,440
75,000	Palm Beach Cnty FL Hlth Facs Auth Acts Retmnt, Ser B	5.00%	11/15/42	76,194
420,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.50%	05/01/31	415,820
400,000	Volusia Cnty FL Eductnl Fac Auth Ref Embry Riddle Aeronautical Univ Inc Proj, Ser A	4.00%	10/15/36	397,210
280,000	Westview S CDD FL Spl Assmnt Area One 2023 Proj Area	5.38%	05/01/43	286,884
				4,726,734
	Georgia – 2.0%
500,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	500,377
500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	502,212
				1,002,589
	Hawaii – 1.8%
500,000	HI St Arpts Sys Rev, Ser A, AMT	5.00%	07/01/43	505,656
500,000	Honolulu City & Cnty HI Brd of Wtr Sply Wtr Sys Rev, Ser A	3.00%	07/01/41	420,546
				926,202
	Idaho – 1.0%
505,000	ID St Hlth Facs Auth Rev Ref St Lukes Hlth Sys Proj, Ser A	5.00%	03/01/34	521,234
	Illinois – 1.6%
500,000	IL St	5.50%	05/01/39	525,434
250,000	IL St, Ser A	5.50%	03/01/47	259,965
				785,399
	Indiana – 2.0%
525,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	527,620
500,000	IN St Fin Auth Stdt Hsg Rev Sr Stdt Hsg Proj, Ser A	5.00%	07/01/54	476,844
				1,004,464
	Iowa – 1.1%
500,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Mandatory put 12/01/42) (Pre-refunded maturity 12/01/32)	5.00%	12/01/50	555,107
	Kentucky – 2.5%
400,000	KY Bond Dev Corp Rev Univ of KY Central Util Plant Proj, Ser A	5.00%	10/31/44	417,238
250,000	KY St Property & Bldgs Commn Revs Proj No. 128, Ser A	5.50%	11/01/42	273,164
550,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/38	577,402
				1,267,804
	Louisiana – 0.9%
490,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Westlake Chemical Corp Proj Remk	3.50%	11/01/32	474,279
	Maine – 1.4%
700,000	ME St Fin Auth Sol Wst Disp Rev Casella Waste Sys Inc Proj Remk, Ser R-3, AMT (a)	5.00%	08/01/35	725,793
	Massachusetts – 1.3%
250,000	MA St Dev Fin Agy Rev Chf Wentworth Inc Issue Pike Stdt Hsg Proj Sr, Ser A (a)	5.13%	07/01/51	240,581

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Massachusetts (Continued)
$390,000	MA St Dev Fin Agy Rev Tufts Univ Stdt Hsg Proj Prg Medford Properties Inc	5.25%	06/01/41	$418,031
				658,612
	Missouri – 1.0%
500,000	Saint Louis Cnty MO Indl Dev Auth Sr Living Facs Ref Friendship Vlg St. Louis	5.00%	09/01/48	490,568
	New Hampshire – 1.4%
200,000	NH St Busn Fin Auth Wtr Fac Rev Pennichuck Wtr Wks Inc Proj, Ser A, AMT	5.50%	04/01/43	203,426
500,000	NH St Hlth & Edu Facs Auth Rev Ref Dartmouth Hlth Oblig Grp Issue	5.00%	08/01/41	530,332
				733,758
	New Jersey – 2.3%
40,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev, Ser 1A, AMT	4.00%	12/01/30	40,011
565,000	NJ St Transprtn Trust Fund Auth Fun Auth Transprtn Prog Bonds, Ser CC	5.25%	06/15/41	603,841
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys Bonds, Ser A	5.00%	12/15/39	516,503
				1,160,355
	New Mexico – 2.0%
500,000	NM St Muni Energy Acq Auth Gas Sply Ref (Mandatory put 11/01/30)	5.00%	06/01/54	526,746
500,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (a)	4.25%	05/01/40	472,701
				999,447
	New York – 8.2%
500,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.25%	07/01/52	501,342
400,000	Long Beach NY, Ser B, BAM	5.25%	07/15/42	415,776
125,000	New York City NY Transitional Fin Auth Rev Sub, Subser F-3	3.00%	02/01/39	105,454
250,000	New York City NY Transitional Fin Auth Rev Subord Fiscal 2026, Ser A, Subser A-1	5.25%	05/01/46	266,603
500,000	NY NY, Ser B, Subser B-1	5.25%	10/01/40	533,626
500,000	NY St Dorm Auth Rev Non St Supported Debt Orchard Park CCRC Inc Obligated Grp	5.13%	11/15/50	503,143
750,000	Suffolk Regl Off Track Betting Corp NY Rev	5.75%	12/01/44	765,882
1,000,000	Yonkers NY, Ser F, BAM	5.00%	11/15/39	1,069,188
				4,161,014
	North Carolina – 0.8%
380,000	NC St Med Care Commn Retmnt Facs Rev The United Methodist Retmnt Homes Proj, Ser A	5.00%	10/01/39	393,356
	Ohio – 3.0%
500,000	Columbus OH Regl Arpt Auth Rev Ref John Glenn Columbus Intl Arpt, Ser A, AMT	5.25%	01/01/41	530,904
500,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.25%	09/01/49	501,635
500,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	494,902
				1,527,441
	Oklahoma – 0.6%
300,000	Tulsa OK Muni Arpt Trust Trustees Ref American Airls Inc Proj, AMT	6.25%	12/01/40	328,830

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Oregon – 3.0%
$955,000	Port of Portland OR Arpt Rev, Ser Twenty Seven A, AMT	5.00%	07/01/30	$1,014,254
500,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/41	500,901
				1,515,155
	Pennsylvania – 7.1%
500,000	Maxatawny Twp PA Muni Auth Rev Diakon Lutheran Social Ministries Proj, Ser A	5.00%	01/01/41	507,127
700,000	Montgomery Cnty PA Indl Dev Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp	5.00%	11/15/36	700,862
1,000,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.50%	06/30/37	1,068,747
500,000	PA St Econ Dev Fing Auth UPMC Rev Ref UPMC Obligated Grp, Ser B	5.00%	03/15/41	525,405
750,000	PA St Turnpike Commn Turnpike Rev Ref, Ser B	5.00%	12/01/39	801,215
				3,603,356
	Puerto Rico – 1.6%
750,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	750,523
77,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	76,791
				827,314
	South Carolina – 4.2%
350,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/34	362,349
350,000	SC St Jobs Econ Dev Auth Hosp Facs Rev Ref Bon Secours Mercy Hlth Inc, Ser A	5.25%	11/01/42	378,106
545,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AG	5.50%	12/01/40	593,201
750,000	SC St Pub Svc Auth Rev, Ser A	5.00%	12/01/45	785,480
				2,119,136
	Tennessee – 1.1%
500,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.50%	07/01/41	533,866
	Texas – 5.2%
300,000	Canton TX Indep Sch Dist	5.25%	02/15/42	323,653
400,000	Centrl TX Regl Mobility Auth Rev, Ser B	5.00%	01/01/39	417,741
250,000	Houston TX Hotel Occupancy Tax & Spl Rev Ref First Lien, Ser C	5.00%	09/01/42	263,460
400,000	New Hope Cultural Edu Facs Fin Corp TX Hosp Rev Var, Children’s Hlth Sys of TX, Ser C (b)	3.05%	08/01/55	400,000
500,000	Newark Hgr Edu Fin Corp TX Edu Rev Hughen Ctr Inc Proj, Ser A	5.00%	08/15/37	530,832
390,000	Trophy Club TX Pub Impt Dist #1 Spl Assmnt Rev Ref	5.00%	09/01/32	413,088
245,000	TX St Wtr Dev Brd St Revolving Fund	5.00%	08/01/37	262,929
				2,611,703
	Utah – 3.2%
486,171	Fields Estates Pub Infra Dist UT Spl Assmnt Fields Estates Assmnt Area, Ser A-2 (a)	5.25%	12/01/53	472,240
685,000	Midas Mountain Veterans Prog Pub Infra Dist (a)	5.20%	06/01/54	666,476
500,000	Utah City W Pub Infra Dist #1 UT Spl Assmnt Utah City W Assmnt Area No. 1 (a)	5.50%	12/01/46	506,014
				1,644,730

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Virginia – 3.0%
$425,000	Salem VA Econ Dev Auth Eductnl Facs Rev Roanoke Clg	6.00%	04/01/50	$445,492
625,000	VA St Cmwlth Transprtn Brd Transprtn Rev	3.00%	05/15/41	520,863
500,000	VA St Small Busn Fing Auth Hlthcare Facs Rev Ref Mary Washington Hlthcare Obligated Grp, Ser A-1	5.00%	06/15/38	536,921
				1,503,276
	Washington – 1.1%
545,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Heron’s Key Phase II Proj, Ser A	5.25%	07/01/45	573,676
	Wisconsin – 2.5%
400,000	Pub Fin Auth WI Edu Rev Ref Pinecrest Acdmy NV Sloan Canyon Cmps Proj, Ser A (a)	4.50%	07/15/49	353,562
375,000	Pub Fin Auth WI Stdt Hsg Rev Sr KSU Bixby Real Estate Fdtn LLC Proj, Ser A	5.00%	06/15/39	399,369
500,000	WI St Hlth & Eductnl Facs Auth Rev Bellin Memorial Hosp Inc, Ser A	5.00%	12/01/38	531,255
				1,284,186
	Wyoming – 2.1%
1,000,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/40	1,068,502

Total Investments – 97.9%	49,634,905
(Cost $49,047,484)
Net Other Assets and Liabilities – 2.1%	1,074,529
Net Assets – 100.0%	$50,709,434

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment.
At July 31, 2026, securities noted as such amounted to $4,202,349 or 8.3% of net assets.

(b)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.

Abbreviations throughout the Portfolio of Investments:
AG	– Assured Guaranty, Inc.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
COPS	– Certificates of Participation

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows:
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$49,634,905	$—	$49,634,905	$—

*	See Portfolio of Investments for state and territory breakout.